Mineral Property	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Mineral Property
Mineral Property

On June 23, 2014, Aim Exploration, Inc. entered into a Mining Concession Asset Acquisition Agreement (the “Agreement”) with Percana Mining Corp. (“Percana”). Pursuant to the Agreement, the Company acquired three separate mining concessions. The concession titles are unencumbered and comprise of three separate adjoing mining concession two concessions representing 40% are known as El Tunel Del Tiempo 1 code 11060780 and El Tunel Del Tiempo 2 code 11060781, and the third concession property is known as Agujeros Negros MAAG comprising the remaining 60%, all of which are registered to the Company.

On June 23, 2014, Aim Exploration, Inc. entered into a Mining Concession Asset Acquisition Agreement (the “Agreement”) with Percana Mining Corp. (“Percana”). Pursuant to the Agreement, the Company acquired three separate mining concessions. The concession titles are unencumbered and comprise of three separate adjoing mining concession two concessions representing 40% are known as El Tunel Del Tiempo 1 code 11060780 and El Tunel Del Tiempo 2 code 11060781, and the third concession property is known as Agujeros Negros MAAG comprising the remaining 60%, all of which are registered to the company.